Fair Value Measurement - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - Recurring [Member]	Dec. 31, 2019 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 408,585,719
Total	408,585,719
Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	408,585,719
Total	$ 408,585,719